Annual Fund Operating Expenses - The Hartford High Yield Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.50%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%	[2]
Total Expenses	1.03%
Fee waiver and/or expense reimbursement	0.08%	[3]
Total annual fund operating expenses	0.95%	[3]
Class C
Operating Expenses:
Management fees	0.50%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.23%	[2]
Total Expenses	1.73%
Fee waiver and/or expense reimbursement	none	[3]
Total annual fund operating expenses	1.73%	[3]
Class I
Operating Expenses:
Management fees	0.50%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.20%	[2]
Total Expenses	0.70%
Fee waiver and/or expense reimbursement	0.01%	[3]
Total annual fund operating expenses	0.69%	[3]
Class R3
Operating Expenses:
Management fees	0.50%	[1]
Distribution and service (12b-1) fees	0.50%
Other expenses	0.31%	[2]
Total Expenses	1.31%
Fee waiver and/or expense reimbursement	0.04%	[3]
Total annual fund operating expenses	1.27%	[3]
Class R4
Operating Expenses:
Management fees	0.50%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%	[2]
Total Expenses	1.01%
Fee waiver and/or expense reimbursement	0.04%	[3]
Total annual fund operating expenses	0.97%	[3]
Class R5
Operating Expenses:
Management fees	0.50%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.21%	[2]
Total Expenses	0.71%
Fee waiver and/or expense reimbursement	0.04%	[3]
Total annual fund operating expenses	0.67%	[3]
Class R6
Operating Expenses:
Management fees	0.50%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.10%	[2]
Total Expenses	0.60%
Fee waiver and/or expense reimbursement	0.05%	[3]
Total annual fund operating expenses	0.55%	[3]
Class Y
Operating Expenses:
Management fees	0.50%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.20%	[2]
Total Expenses	0.70%
Fee waiver and/or expense reimbursement	0.04%	[3]
Total annual fund operating expenses	0.66%	[3]
Class F
Operating Expenses:
Management fees	0.50%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.10%	[2]
Total Expenses	0.60%
Fee waiver and/or expense reimbursement	0.05%	[3]
Total annual fund operating expenses	0.55%	[3]

[1]	“Management fees” have been restated to reflect current fees.
[2]	“Other expenses” for Class R6 are based on estimated amounts for the current fiscal year.
[3]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 0.95% (Class A), 1.75% (Class C), 0.69% (Class I), 1.27% (Class R3), 0.97% (Class R4), 0.67% (Class R5), 0.55% (Class R6), 0.66% (Class Y), and 0.55% (Class F). This contractual arrangement will remain in effect until February 28, 2022 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.